Warrants (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Apr. 03, 2021	Feb. 28, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Apr. 24, 2021
Warrants exercised				15,450,693
Stock Issued				$ 241,559		$ 372,990
Warrants exercise per share								$ 0.20
Warrants exercised cashless basis				790,243
Common Stock, Shares, Issued				162,763,986	49,006,583	76,412,359	41,906,790
Debt conversion of shares						3,448,025
Warrant Agreement [Member]
Warrants exercise per share				$ 2
Debt conversion of shares				1
Warrant term				5 years
Additional warrants issued				250,000
Warrant Agreement [Member] | Warrant Holder [Member]
Additional warrants issued				150,000
Subsequent Event [Member]
Warrants exercised		26,000	12,284,800
Warrants exercise per share	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Common Stock [Member]
Stock Issued				$ 15,450,693
Debt conversion of shares				4,092,431		2,520,434
Common Stock [Member] | Subsequent Event [Member]
Stock Issued	$ 26,000
Warrants One [Member]
Warrants exercised				14,660,450
Warrants exercise per share				$ 0.20
Common Stock, Shares, Issued				15,390,043
Warrant term				12 months
Warrants One [Member] | Subsequent Event [Member]
Common Stock, Shares, Issued									60,650
Warrants Two [Member]
Warrants exercise per share				$ 0.20
Warrants issued				30,499,800
Debt conversion of shares				1
Warrant term				18 months